EQUIPMENT	12 Months Ended
Nov. 30, 2020
Expected Dividend As Percentage Warrants
EQUIPMENT

12. EQUIPMENT

	Computer Equipment	Vehicles	Total
	$	$	$
Cost:
At November 30, 2018	-	-	-
Additions	125,143	-	125,143
Net exchange differences	(277)	-	(277)
At November 30, 2019	124,866	-	124,866
Additions	-	56,436	56,436
Net exchange differences	(3,043)	(293)	(3,336)
At November 30, 2020	121,823	56,143	177,966

Depreciation:
At November 30, 2018	1,553	-	1,553
Net exchange differences	8	-	8
At November 30, 2019	1,561	-	1,561
Additions	37,417	-	37,417
Net exchange differences	(1,365)	-	(1,365)
At November 30, 2020	37,613	-	37,613

Net book value:
At November 30, 2019	123,305	-	123,305
At November 30, 2020	84,210	56,143	140,353

No depreciation was taken on the vehicle as it was purchased at the end of the fiscal year and not available for use.